Loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders	¥ (190,183)	$ (27,574)	¥ (101,729)	¥ (293,935)
Denominator:
Weighted average ordinary shares outstanding-basic	300,112,189	300,112,189	299,714,670	297,334,389
Weighted average ordinary shares outstanding-diluted	300,112,189	300,112,189	299,714,670	297,334,389
Loss per ordinary share basic | (per share)	¥ (0.63)	$ (0.09)	¥ (0.34)	¥ (0.99)
Loss per ordinary share diluted | (per share)	¥ (0.63)	$ (0.09)	¥ (0.34)	¥ (0.99)